Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Analysis of taxation charge for the year
Analysis of taxation charge for the year

	2017	2016	2015
	$M	$M	$M
Current income taxes:
U.K. corporation tax	—	—	0.3
Adjustments in respect of previous years	(0.3)	0.2	(0.4)
	(0.3)	0.2	(0.1)
Non-U.K. tax	6.3	3.5	7.2
Adjustments in respect of previous years	(0.8)	—	(0.9)
Total current tax charge	5.2	3.7	6.2
Deferred income taxes:
Origination and reversal of temporary differences	(5.3)	2.1	2.7
Adjustments in respect of previous years	0.5	0.2	0.6
Total deferred income taxes (credit) / charge	(4.8)	2.3	3.3
Tax on profit on operations	0.4	6.0	9.5

Factors affecting the taxation charge for the year
The differences are explained below:

	2017	2016	2015
	$M	$M	$M
Profit on operations before taxation	11.9	27.9	25.6
Profit on operations at 2017 standard rate of corporation tax in the U.K. of 19.25% (2016: 20% and 2015: 20.25%)	2.3	5.6	5.2
Effects of:
(Income not taxable) / non-deductible expenses	0.1	0.2	2.4
Unprovided deferred income taxes	0.3	(2.9)	—
Foreign tax rate differences	4.3	2.7	2.6
Effect of U.S. tax reform	(6.0)	—	—
Adjustment in respect of previous years	(0.6)	0.4	(0.7)
Tax expense	0.4	6.0	9.5